UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
2/28/18 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.09% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (100.4%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	$300,000	$327,363

			327,363
Illinois (0.1%)

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/30	AA	100,000	108,466

			108,466
Michigan (0.1%)

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	140,000	154,078

			154,078
Minnesota (97.5%)

Baytown Twp. Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	300,000	285,684

Bethel, Charter School Lease Rev. Bonds (Spectrum High School), Ser. A, 4.25%, 7/1/47	BBB-	250,000	251,905

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, 4.00%, 2/1/21	AA+	500,000	511,115

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A, 4.00%, 2/1/33	Aa2	500,000	527,800

Center City, Hlth. Care Facs. Rev. Bonds (Hazelden Betty Ford Foundation)
5.00%, 11/1/44	Baa1	500,000	550,140
5.00%, 11/1/41	Baa1	700,000	724,493

Central MN Muni. Pwr. Agcy. Rev. Bonds (Twin Cities Transmission Project), 5.00%, 1/1/32	A2	1,000,000	1,079,350

Chaska, G.O. Bonds (Indpt. School Dist. No. 112), Ser. A, 5.00%, 2/1/31	Aa2	500,000	579,125

Circle Pines, G.O. Bonds (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AA+	750,000	626,475

Cloquet, G.O. Bonds (Indpt. School Dist. No. 94), Ser. B, 5.00%, 2/1/27	Aa2	1,100,000	1,274,350

Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	BB+	345,000	355,571

Deephaven, Charter School Lease Rev. Bonds (Eagle Ridge Academy), Ser. A
5.25%, 7/1/40	BB+	500,000	526,355
U.S. Govt. Coll., 5.125%, 7/1/33 (Prerefunded 7/1/23)	AAA/P	500,000	575,610

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	810,000	823,163
6.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	440,000	447,150

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5.875%, 11/1/40	BB+	500,000	513,855

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6.00%, 4/1/18	BBB+	110,000	110,201

Forest Lake, Charter School Lease Rev. Bonds (Lake Intl. Language Academy Bldg. Co.), Ser. A, 5.50%, 8/1/36	BB+	250,000	266,600

Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	502,335
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	250,000	253,670

Hennepin Cnty., G.O. Bonds
Ser. A, 5.00%, 12/1/38	AAA	530,000	618,542
Ser. C, 5.00%, 12/1/34	AAA	1,500,000	1,760,745

Intermediate School Dist. No. 287 COP, Ser. A, 4.00%, 5/1/27	A1	250,000	267,665

Jordan, G.O. Bonds (Indpt. School Bldg. & Dist. No. 717), Ser. A
5.00%, 2/1/28	Aa2	960,000	1,085,011
5.00%, 2/1/28 (Prerefunded 2/1/23)	AAA/P	40,000	45,089

Lakeville, G.O. Bonds (Indpt. School Dist. No. 194), Ser. B, 4.00%, 2/1/27	Aa2	510,000	558,470

Maple Grove, Hlth. Care Fac. Rev. Bonds (Maple Grove Hosp. Corp.)
5.00%, 5/1/32	Baa1	500,000	565,880
5.00%, 5/1/31	Baa1	500,000	568,420
5.00%, 5/1/30	Baa1	850,000	972,103

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.)
Ser. B-1, 1.09%, 11/15/35	VMIG1	1,000,000	1,000,000
Ser. B-2, 1.09%, 11/15/35	VMIG1	1,000,000	1,000,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5.25%, 8/15/35	AA-	500,000	534,665

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. C, 5.00%, 1/1/37	AA-	825,000	947,991
Ser. C, 5.00%, 1/1/36	AA-	825,000	950,062
Ser. A, 5.00%, 1/1/35	AA-	1,000,000	1,056,420
Ser. B, 5.00%, 1/1/29	A+	910,000	1,001,673
Ser. B, 5.00%, 1/1/23	A+	730,000	817,826
Ser. B, 5.00%, 1/1/22	AA-	1,250,000	1,284,475

Minneapolis, Rev. Bonds
(National Marrow Donor Program), U.S. Govt. Coll., 4.875%, 8/1/25 (Prerefunded 8/1/18)	AAA/P	650,000	659,419
(YMCA of the Greater Twin Cities), 4.00%, 6/1/31	Baa1	100,000	105,014
(YMCA of the Greater Twin Cities), 4.00%, 6/1/27	Baa1	100,000	107,633

Minneapolis, Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	A+	250,000	277,430

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5.00%, 3/1/29	Aa1	350,000	361,337

Minnetonka, Hsg. Fac. VRDN (Beacon Hill), FNMA Coll., 1.07%, 5/15/34	VMIG1	375,000	375,000

MN Agricultural & Econ. Dev. Board Rev. Bonds (Essentia Hlth.), Ser. C-1, AGC, 5.00%, 2/15/30	AA	1,000,000	1,053,650

MN State COP (Legislative Office Fac.), 5.00%, 6/1/37	AA	3,000,000	3,375,743

MN State G.O. Bonds
Ser. A, 5.00%, 8/1/35	Aa1	750,000	861,923
(Trunk Hwy.), Ser. B, 5.00%, 10/1/30	Aa1	1,000,000	1,103,510
Ser. A, U.S. Govt. Coll., 5.00%, 10/1/24 (Prerefunded 10/1/21)	AAA/P	10,000	11,094
(Trunk Hwy.), Ser. B, 4.00%, 8/1/26	Aa1	500,000	522,960

MN State Rev. Bonds (Gen. Fund Appropriations)
Ser. A, 5.00%, 6/1/38	AA	1,000,000	1,115,410
Ser. B, 5.00%, 3/1/29	AA	500,000	553,290

MN State College & U. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,100,600
4.00%, 10/1/25	Aa3	1,000,000	1,079,370

MN State Higher Ed. Fac. Auth. Rev. Bonds
(College of St. Scholastica, Inc.), Ser. H, 5.125%, 12/1/40	Baa2	750,000	768,900
(Bethel U.), 5.00%, 5/1/47	BBB-	1,000,000	1,088,040
(Carleton College), Ser. D, 5.00%, 3/1/40 (Prerefunded 3/1/19)	Aa2	1,000,000	1,035,730
(U. of St. Thomas), Ser. 7-A, 5.00%, 10/1/39 (Prerefunded 10/1/19)	A2	500,000	526,825
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa1	1,000,000	1,109,000
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	843,735
(St. Catherine U.), Ser. 7-Q, 5.00%, 10/1/32	Baa1	700,000	766,269
(Gustavus Adolfus College), Ser. 7-B, 5.00%, 10/1/31 (Prerefunded 10/1/19)	A3	500,000	526,420
(College of St. Benedict), Ser. 7-M, 5.00%, 3/1/31 (Prerefunded 3/1/20)	Baa1	300,000	319,725
(St. Johns U.), Ser. 8-H, 5.00%, 10/1/22	A2	500,000	560,675
(St. John's U.), Ser. 6-U, 4.75%, 10/1/33 (Prerefunded 10/1/18)	A2	500,000	509,940
(St. Olaf College), Ser. 7-F, 4.50%, 10/1/30 (Prerefunded 10/1/19)	A1	750,000	783,203
(Macalester College), 4.00%, 3/1/48	Aa3	1,000,000	1,039,870
(Carleton College), 4.00%, 3/1/37	Aa2	500,000	522,295
(U. of St. Thomas), Ser. A, 4.00%, 10/1/35	A2	400,000	417,808
(U. of St. Thomas), Ser. A, 4.00%, 10/1/34	A2	400,000	420,144
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	93,548
(College of St. Scholastica, Inc.), Ser. 7-R, 4.00%, 12/1/19	Baa2	200,000	205,368
(Macalester College), Ser. 7-S, 3.00%, 5/1/22	Aa3	415,000	428,043

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg. Fin.), Ser. E, 5.10%, 1/1/40	Aa1	470,000	479,052

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
Ser. A, 5.00%, 10/1/34	A2	150,000	170,283
5.00%, 10/1/33	A2	250,000	284,610
5.00%, 10/1/29	A2	350,000	404,033

MN State Pub. Fac. Auth. Rev. Bonds (Clean & Drinking Wtr. Revolving Fund), Ser. A, 5.00%, 3/1/30	Aaa	500,000	586,540

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. E, 3.50%, 1/1/46	Aa1	735,000	759,909

Moorhead, Edl. Fac. Rev. Bonds (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	554,780

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/41	A3	400,000	447,800
5.00%, 1/1/36	A3	180,000	202,826
5.00%, 1/1/35	A3	170,000	191,974
5.00%, 1/1/34	A3	210,000	237,317
5.00%, 1/1/33	A3	235,000	266,532
5.00%, 1/1/32	A3	215,000	244,911
5.00%, 1/1/31	A3	200,000	228,818
5.00%, 1/1/28	A3	250,000	286,908
Ser. A-2, 5.00%, 1/1/24 (Prerefunded 1/1/21)	A3	500,000	545,110
Ser. A-1, 5.00%, 1/1/19	A3	500,000	514,210

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB+	400,000	403,308

Prior Lake, G.O. Bonds (Indpt. School Bldg. & Dist. No. 719), Ser. A, 5.00%, 2/1/31	Aa2	1,210,000	1,441,340

Richfield, G.O. Bonds (Indpt. School Bldg. & Dist. No. 280), Ser. A, 4.00%, 2/1/36(FWC)	AA+	1,500,000	1,567,500

Rochester, Elec. Util. Rev. Bonds
Ser. B, 5.00%, 12/1/43	Aa3	1,000,000	1,116,560
Ser. A, 5.00%, 12/1/36	Aa3	500,000	572,685
Ser. A, 5.00%, 12/1/35	Aa3	500,000	573,925

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5.875%, 7/1/30	A/F	1,000,000	1,076,930
(Mayo Clinic), Ser. D, 5.00%, 11/15/38	Aa2	500,000	531,930
(Mayo Clinic), Ser. E, 5.00%, 11/15/38	Aa2	750,000	797,895
(Mayo Clinic), Ser. B, 5.00%, 11/15/36	Aa2	500,000	620,285
(Olmsted Med. Ctr.), 5.00%, 7/1/33	A/F	650,000	711,724
(Mayo Clinic), Ser. B, 5.00%, 11/15/29	Aa2	750,000	901,275
(Mayo Clinic), 4.00%, 11/15/41	Aa2	250,000	255,055

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 1.05%, 11/15/38	VMIG1	2,000,000	2,000,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5.00%, 2/1/28 (Prerefunded 2/1/19)	AA+	525,000	542,294

Rosemount, G.O. Bonds (Indpt. School Dist. No 196), Ser. A, 5.00%, 2/1/27	Aa1	500,000	588,060

Roseville, G.O. Bonds (Indpt. School Bldg. & Dist. No. 623), Ser. A, 5.00%, 2/1/19	Aa2	2,135,000	2,202,744

Sartell, G.O. Bonds (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa2	700,000	387,758

Shakopee, Hlth. Care Facs. Rev. Bonds (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	731,205
5.00%, 9/1/29	A-	250,000	276,828

Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.25%, 1/1/30 (Prerefunded 1/1/19)	A1	750,000	773,813
5.00%, 1/1/47	A1	1,500,000	1,701,750
5.00%, 1/1/36	A1	500,000	562,250
NATL, zero %, 1/1/24	A1	2,000,000	1,718,380

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.)
AGC, U.S. Govt. Coll., 5.375%, 5/1/31 (Prerefunded 5/1/19)	A1	1,000,000	1,044,280
Ser. A, 5.125%, 5/1/30	A1	30,000	31,837
Ser. A, U.S. Govt. Coll., 5.125%, 5/1/30 (Prerefunded 5/1/20)	Aaa	470,000	504,672
Ser. A, 5.00%, 5/1/46	A1	1,500,000	1,662,150

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aaa	1,000,000	1,055,620
Ser. C, U.S. Govt. Coll., 5.75%, 7/1/30 (Prerefunded 7/1/18)	Aaa	1,000,000	1,014,770

St. Paul Park, Senior Hsg. & Hlth. Care Rev. Bonds (Presbyterian Homes Bloomington), 5.00%, 9/1/42	BB/P	500,000	550,880

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05%, 10/1/27	BB-/P	550,000	550,523
Ser. A, 5.00%, 8/1/35 (Prerefunded 8/1/18)	A+	385,000	398,514
(SPCPA Bldg. Co.), 4.625%, 3/1/43	BB+	350,000	336,700

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	290,063
Ser. A, 5.00%, 12/1/37	BBB-	500,000	528,375
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	256,773
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB+	500,000	512,415
(Nova Classical Academy), 4.00%, 9/1/36	BBB-	250,000	244,243

St. Paul, Hsg. & Redev. Auth. Energy Rev. Bonds, Ser. A, 4.00%, 10/1/33	A-	650,000	671,964

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty Healthcare), 5.00%, 2/1/29 (Prerefunded 2/1/19)	AAA/P	1,000,000	1,032,010
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/37	A+	1,000,000	1,031,640
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/36	A+	1,000,000	1,034,130

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), Ser. A
5.00%, 7/1/33	A+	1,000,000	1,116,050
5.00%, 7/1/32	A+	500,000	559,410

St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds (Healtheast Care Syst.), Ser. A, 5.00%, 11/15/40 (Prerefunded 11/15/25)	A+	650,000	769,691

St. Paul, Metro. Council Area G.O. Bonds (Transit Cap.), Ser. C, 4.00%, 3/1/25	Aaa	1,120,000	1,194,088

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	750,000	751,245

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	200,000	187,834

U. of MN Rev. Bonds, Ser. A
5.50%, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,084,980
5.00%, 4/1/41	Aa1	1,000,000	1,141,010
5.00%, 9/1/39	Aa1	1,500,000	1,740,945
5.00%, 4/1/35	Aa1	1,000,000	1,151,840

Western MN, Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5.00%, 1/1/32	Aa3	500,000	570,430
5.00%, 1/1/31	Aa3	1,000,000	1,127,880
5.00%, 1/1/30	Aa3	1,000,000	1,114,020

Willmar, G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5.00%, 2/1/21	Aa3	1,000,000	1,087,460

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group), 5.00%, 7/1/34	BBB	400,000	412,588

Woodbury, G.O. Bonds, Ser. A, 3.00%, 2/1/22	AAA	780,000	812,510

Woodbury, Charter School Lease Rev. Bonds (MSA Bldg. Co.), Ser. A
5.00%, 12/1/32	BBB-	220,000	232,800
5.00%, 12/1/27	BBB-	210,000	224,627

			106,940,979
New Jersey (0.3%)

NJ State Econ. Dev. Auth. Rev. Bonds (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	260,000	287,518

			287,518
New York (0.1%)

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	100,000	109,159

			109,159
North Carolina (0.5%)

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5.25%, 10/1/37	BB/P	500,000	527,125

			527,125
Ohio (0.7%)

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, 5.00%, 11/15/23	BBB+/F	150,000	170,151

OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/48	Aa3	250,000	272,250

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes), Ser. A, 5.00%, 7/1/40	A	250,000	279,950

			722,351
Pennsylvania (0.2%)

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Ministries), 5.00%, 1/1/38	BBB+/F	250,000	270,700

			270,700
Puerto Rico (0.2%)

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	Baa2	1,000,000	199,050

			199,050
Virginia (0.2%)

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5.00%, 10/1/45	BBB/F	225,000	248,083

			248,083
Wisconsin (0.2%)

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	250,000	268,790

			268,790
TOTAL INVESTMENTS

Total investments (cost $108,230,407)			$110,163,662

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $109,730,588.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	18.9%
	Health care	18.9
	Prerefunded	15.2
	Local debt	14.9
	Utilities	13.7

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$110,163,662	$—

Totals by level	$—	$110,163,662	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018